Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012 Non Executive Board Members [Member]	Mar. 31, 2014 Two Thousand Ten Stock Incentive Plan [Member]	Dec. 31, 2013 Two Thousand Ten Stock Incentive Plan [Member]	Mar. 31, 2014 Nine Teen Ninety Nine Stock Incentive Plan [Member]	Dec. 31, 2013 Nine Teen Ninety Nine Stock Incentive Plan [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]	Dec. 31, 2012 SWKHP Holdings GP [Member]	May 14, 2012 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Mar. 31, 2014 Two Thousand Ten Stock Incentive Plan [Member]
Note6StockholdersEquityDetailsLineItems [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												5 years					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)						2,600,000	2,600,000	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 100	$ 100	$ 0					$ 100	$ 100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 36 days	1 year 146 days						292 days	73 days
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued (in Shares)					35,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)													1,682,500	1,682,500	1,647,500	400,000
Share-based Compensation	76	60	254	586
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures										13,000	6,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance				$ 7,000